Summary of Significant Accounting Policies - Schedule of Disaggregates Revenue by Transferal of Services (Details) - CNY (¥)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Disaggregates Revenue by Transferal of Services [Line Items]
Total revenues	¥ 205,975,174	¥ 14,637,128
Less: business taxes and surcharges	(318,882)	(360,026)
Services transferred over time [Member]
Schedule of Disaggregates Revenue by Transferal of Services [Line Items]
Total revenues	205,902,092	146,284,524
Services transferred at a point in time [Member]
Schedule of Disaggregates Revenue by Transferal of Services [Line Items]
Total revenues	¥ 391,964	¥ 446,787